Fair Value Measurements (Details) - Schedule of Level 3 Liabilities Measured at Fair Value - Simple Agreement For Future Equity [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of Level 3 Liabilities Measured at Fair Value [Line Items]
Beginning	$ 13,150,745
Issuance of simple agreements for future equity	2,666,953	12,885,001	7,925,000
Change in fair value	1,672,706	265,744	11,043,155
Conversion to Series Seed-1, Seed-2 and Seed-3 preferred stock			(18,968,155)
Ending		$ 13,150,745